Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER VARIABLE ACCOUNT FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000752737
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 09, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 09, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	oppenheimer_SupplementTextBlock

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
Supplement dated May 9, 2013 to the
Prospectus dated April 30, 2013

This supplement amends the Prospectus of Oppenheimer Global Strategic Income Fund/VA (the "Fund") dated April 30, 2013, and is in addition to any other supplements.

(Oppenheimer Global Strategic Income Fund/VA)
Risk/Return:	rr_RiskReturnAbstract
Expense Heading Supplement [Text Block]	oppenheimer_SupplementTextBlock01	The Expense Example table on Page 3 of the Prospectus is deleted in its entirety and replaced by the following:
(Oppenheimer Global Strategic Income Fund/VA) | Non-Service Class
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	964
(Oppenheimer Global Strategic Income Fund/VA) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	566
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,260